Other assets and assets non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Other Assets
The detail of other assets is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Assets for leasing (1)	33,991	25,741
Other assets	467,806	403,284
Deposits in guarantee	30,016	28,539
Accounts and notes receivable (2)	147,248	167,450
Rights on brokerage transactions	52,361	33,247
Repossessed assets from leasing transactions	5,368	9,733
Hedge accounting valuation adjustments	12,800	13,980
Rentals paid in advance (3)	5,698	7,960
Prepaid expenses (4)	19,674	13,501
Collateral for financial transactions (threshold)	155,641	88,520
Claims receivable from insurance companies	360	690
Asset management fees receivable	1,496	986
Insurance brokerage fees receivable	6,537	4,236
Other assets	30,607	34,442

Totals	501,797	429,025

(1)	Property, plant and equipment acquired to be ceded under financial leases.
(2)	This includes rights and accounts receivable that fall outside the Bank’s line of business such as tax credits, cash guarantee deposits and other balances pending of collection.
(3)	Leases paid in advance to SMU S.A. in connection with ATM locations (see Note 32, letter b)
(4)	Includes payments made in advance for different services that will be received (leases, insurance, and others).

Schedule of Non-Currents Assets
The detail of non-currents assets held for sale is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Assets received in lieu of payment	29,060	18,308
Property, plant and equipment held for sale (1)	30,742	—

Totals	59,802	18,308

(1)	Corresponds to buildings owned by Itaú Corpbanca Colombia S.A. held for sale, as approved by the Board of Directors of the entity, during the meeting held on July 31, 2018.